Leases - Operating Leases (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 JPY (¥) item	Jun. 30, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item
Leases
Number of leased salons	230	220	213	220
Number of leased salons subleased	120	141	130	165
Operating lease costs:
Fixed lease cost	¥ 386,992,000	¥ 372,769,000	¥ 748,230,000	¥ 851,555,000
Variable lease cost	13,789,000	7,476,000	24,484,000	30,901,000
Short-term cost	18,170,000	4,458,000	11,669,000	10,979,000
Total	418,951,000	384,703,000	784,383,000	893,435,000
Sublease income, fixed lease	217,083,000	260,194,000	478,225,000	580,074,000
Sublease income, variable lease	¥ 7,961,000	¥ 5,674,000	¥ 14,146,000	¥ 27,606,000